Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands		Taxes		Royalties	Fees	Prod. Entitlements	Comm. Social Resp.		Total Payments
Total	[1]	$ 219,258		$ 1,130	$ 3,267	$ 1,691	$ 96		$ 225,442
UNITED STATES | U.S. Federal Government [Member]
Total	[1]	209,861							209,861
UNITED STATES | U.S. Bureau of Land Management [Member]
Total	[1]			1,039	50				1,089
UNITED STATES | U.S. Army Corp of Engineers [Member]
Total	[1]				250				250
CANADA | Canadian Federal Government [Member]
Total	[1]	1,078							1,078
CANADA | British Columbia Provincial Government [Member]
Total	[1]	122		$ 91	85				298
CANADA | Port McNeill Municipal Government [Member]
Total	[1]	197							197
HONDURAS | Honduran Central Government [Member]
Total	[1]	2,367			2,303	14			4,684
HONDURAS | Municipality of Puerto Cortes [Member]
Total		376	[1]		2	1	18	[1]	397	[1]
MEXICO | Mexican Federal Government [Member]
Total	[1]	3,163			$ 577	1,156	$ 78		4,974
MEXICO | State of Quintana Roo [Member]
Total	[1]	390							390
MEXICO | Municipality of Solidaridad [Member]
Total	[1]	606							606
MEXICO | Municipality of Cozumel [Member]
Total	[1]	$ 1,098				$ 520			$ 1,618

[1]
All payments are reported in U.S. dollars. Payments relating to the project in Canada were made in Canadian dollars, payments relating to the project in the Bahamas were made in Bahamian dollars, payments relating to the project in Honduras were made in Honduran lempiras, and payments relating to the project in Mexico were made in Mexican pesos. Such payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rates as of December 31, 2023.